Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series B 1Preferred Stock [Member]
Balance at the beginning at Dec. 31, 2018	$ (35,426)	$ 14	$ 1,601	$ (7)	$ (37,034)	$ 44,700	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 31, 2018		14,522,360				44,700,000	0	0
Issuance of redeemable convertible preferred stock						$ 11,000
Issuance of redeemable convertible preferred stock, (in shares)						11,000,000
Repurchases of restricted common stock awards		$ (1)	1
Repurchases of restricted common stock awards, (in shares)		(1,187,504)
Vesting of restricted common stock awards	15		15
Stock based compensation expense	1,694		1,694
Other comprehensive income (loss)	17			17
Net loss	(14,095)				(14,095)
Balance at the ending at Dec. 31, 2019	(47,795)	$ 13	3,311	10	(51,129)	$ 55,700	$ 0	$ 0
Balance at the ending (in shares) at Dec. 31, 2019		13,334,856				55,700,000	0	0
Repurchases of restricted common stock awards, (in shares)		(75,000)
Vesting of restricted common stock awards	3		3
Stock based compensation expense	408		408
Other comprehensive income (loss)	15			15
Net loss	(7,914)				(7,914)
Balance at the ending at Mar. 31, 2020	(55,283)	$ 13	3,722	25	(59,043)	$ 55,700	$ 0
Balance at the ending (in shares) at Mar. 31, 2020		13,259,856				55,700,000	0
Balance at the beginning at Dec. 31, 2019	(47,795)	$ 13	3,311	10	(51,129)	$ 55,700	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 31, 2019		13,334,856				55,700,000	0	0
Net loss	(16,306)
Balance at the ending at Jun. 30, 2020	(63,270)	$ 13	4,141	11	(67,435)	$ 55,700	$ 29,761
Balance at the ending (in shares) at Jun. 30, 2020		13,279,543				55,700,000	22,686,025
Balance at the beginning at Dec. 31, 2019	(47,795)	$ 13	3,311	10	(51,129)	$ 55,700	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 31, 2019		13,334,856				55,700,000	0	0
Issuance of redeemable convertible preferred stock							$ 29,761	$ 51,083
Issuance of redeemable convertible preferred stock, (in shares)							22,686,025	27,152,255
Exercise of stock options	40		40
Exercise of stock options, (in shares)		81,870
Repurchases of restricted common stock awards, (in shares)		(115,077)
Vesting of restricted common stock awards	12		12
Stock based compensation expense	1,764		1,764
Other comprehensive income (loss)	7			7
Net loss	(51,972)				(51,972)
Balance at the ending at Dec. 31, 2020	(97,944)	$ 13	5,127	17	(103,101)	$ 55,700	$ 29,761	$ 51,083
Balance at the ending (in shares) at Dec. 31, 2020		13,301,649				55,700,000	22,686,025	27,152,255
Balance at the beginning at Mar. 31, 2020	(55,283)	$ 13	3,722	25	(59,043)	$ 55,700	$ 0
Balance at the beginning (in shares) at Mar. 31, 2020		13,259,856				55,700,000	0
Issuance of redeemable convertible preferred stock							$ 29,761
Issuance of redeemable convertible preferred stock, (in shares)							22,686,025
Exercise of stock options	9		9
Exercise of stock options, (in shares)		19,687
Vesting of restricted common stock awards	3		3
Stock based compensation expense	407		407
Other comprehensive income (loss)	(14)			(14)
Net loss	(8,392)				(8,392)
Balance at the ending at Jun. 30, 2020	(63,270)	$ 13	4,141	11	(67,435)	$ 55,700	$ 29,761
Balance at the ending (in shares) at Jun. 30, 2020		13,279,543				55,700,000	22,686,025
Balance at the beginning at Dec. 31, 2020	(97,944)	$ 13	5,127	17	(103,101)	$ 55,700	$ 29,761	$ 51,083
Balance at the beginning (in shares) at Dec. 31, 2020		13,301,649				55,700,000	22,686,025	27,152,255
Issuance of redeemable convertible preferred stock							$ 29,990
Issuance of redeemable convertible preferred stock, (in shares)							22,686,025
Exercise of stock options	440	$ 1	439
Exercise of stock options, (in shares)		895,093
Vesting of restricted common stock awards	2		2
Stock based compensation expense	950		950
Other comprehensive income (loss)	15			15
Net loss	(12,106)				(12,106)
Balance at the ending at Mar. 31, 2021	(108,643)	$ 14	6,518	32	(115,207)	$ 55,700	$ 59,751	$ 51,083
Balance at the ending (in shares) at Mar. 31, 2021		14,196,742				55,700,000	45,372,050	27,152,255
Balance at the beginning at Dec. 31, 2020	(97,944)	$ 13	5,127	17	(103,101)	$ 55,700	$ 29,761	$ 51,083
Balance at the beginning (in shares) at Dec. 31, 2020		13,301,649				55,700,000	22,686,025	27,152,255
Net loss	(16,599)
Balance at the ending at Jun. 30, 2021	(111,643)	$ 15	8,040	2	(119,700)	$ 55,700	$ 59,751	$ 51,083
Balance at the ending (in shares) at Jun. 30, 2021		14,817,103				55,700,000	45,372,050	27,152,255
Balance at the beginning at Mar. 31, 2021	(108,643)	$ 14	6,518	32	(115,207)	$ 55,700	$ 59,751	$ 51,083
Balance at the beginning (in shares) at Mar. 31, 2021		14,196,742				55,700,000	45,372,050	27,152,255
Exercise of stock options	324	$ 1	323
Exercise of stock options, (in shares)		620,361
Vesting of restricted common stock awards	3		3
Stock based compensation expense	1,196		1,196
Other comprehensive income (loss)	(30)			(30)
Net loss	(4,493)				(4,493)
Balance at the ending at Jun. 30, 2021	$ (111,643)	$ 15	$ 8,040	$ 2	$ (119,700)	$ 55,700	$ 59,751	$ 51,083
Balance at the ending (in shares) at Jun. 30, 2021		14,817,103				55,700,000	45,372,050	27,152,255